Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Income Taxes

Note 12 – Income Taxes

ASC 740 requires a valuation allowance to reduce the deferred tax assets reported if, based on the weight of all available positive and negative evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Management assessed all available evidence to estimate if sufficient future taxable income will be generated in the appropriate period and of the appropriate character to realize deferred tax assets. For the six months ended June 30, 2023 and June 30, 2022, no income tax expense or benefit was recorded related to income taxes due to the Company’s overall operating results and the full valuation allowance.

The Company performed a comprehensive review of its uncertain tax positions and determined that no adjustments were necessary relating to unrecognized tax benefits as December 31, 2022. As of June 30, 2023, the Company had no unrecognized tax benefits recorded. The Company is subject to taxation by federal, state, and local taxing authorities. The Company’s federal, state, and local income tax returns are subject to examination by taxing authorities for three years after the returns are filed, and the Company’s federal, state, and local income tax returns for 2019 through 2022 remain open to examination.

IMAC HOLDINGS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2023

(Unaudited)

Note 13 – Income Taxes

For the year ended December 31, 2022, and December 31, 2021, no income tax expense or benefit was recorded related to income taxes due to the Company’s overall operating results and the change in the valuation allowance. The components of income tax expense (benefit) for the year ended December 31, 2022, and December 31, 2021, are as follows:

	December 31, 2022	December 31, 2021
Current income tax expense (refund) - federal	$-	$-
Current income tax expense (refund) - state	-	-
Total current income tax expense (refund)	-	-

Deferred income tax expense (benefit) - federal	-	-
Deferred income tax expense (benefit) - state	-	-
Total deferred income tax expense (benefit)	-	-

Total provision for income taxes	$-	$-

The tax effects of temporary differences which give rise to the significant portions of deferred tax assets or liabilities at December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Reserves & allowances	$20,738	$20,880
Charitable contribution carry-forward	3,000	3,020
Net operating loss carry-forward - federal	7,778,105	6,049,391
Net operating loss carry-forward - state	2,294,317	1,887,147
Amortization	2,029,833	-
Non-qualified stock options	459,093	349,328
Total deferred tax assets	$12,585,086	$8,309,766

Deferred tax liabilities:
Depreciation	$(2,914)	$(200,738)
Amortization	-	(119,004)
Total deferred tax liabilities	$(2,914)	$(319,742)

Less valuation allowance	(12,582,172)	(7,990,024)
Total net deferred tax assets	$-	$-

IMAC HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2022 and 2021

The Company has federal net operating loss carry-forward of approximately $37.0 million and state net operating losses of approximately $39.3 million. There is no expiration of the federal loss carry-forwards as all federal net operating loss carry-forwards were generated after December 31, 2017. The state operating loss carry-forwards are subject to expiration beginning on December 31, 2031. Net deferred tax assets are mainly comprised of temporary differences between financial statement carrying amount and tax basis of assets and liabilities.

ASC 740 requires a valuation allowance to reduce the deferred tax assets reported if, based on the weight of the evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. At December 31, 2022 and 2021, a full valuation allowance was required.

In addition, the Company performed a comprehensive review of its uncertain tax positions and determined that no adjustments were necessary relating to unrecognized tax benefits as December 31, 2022. The Company’s federal and state income tax returns are subject to examination by taxing authorities for three years after the returns are filed, and the Company’s federal and state income tax returns for 2019 through 2021 remain open to examination.

The reconciliation of the income tax (benefit) to the U.S. federal statutory income tax rate is as follows:

	December 31, 2022	December 31, 2021
Federal statutory income tax	21.00%	21.00%
Permanent differences	(0.01)%	(0.01)%
Change in Tax Credits	0.00%	0.00%
Change in Tax Rate	0.00%	0.00%
Change in valuation allowance	(25.20)%	(25.77)%
State income taxes, net of federal benefit	4.61%	4.78%
Prior year adjustments	(0.40)%	0.00%
Total	0.00%	0.00%

Theralink Technologies Inc [Member]
Income Taxes

NOTE 12 – INCOME TAXES

The Company maintains deferred tax assets and liabilities that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The deferred tax assets on September 30, 2022 and 2021 consist of net operating loss carry-forwards. The net deferred tax asset has been fully offset by a valuation allowance because of the uncertainty of the attainment of future taxable income.

The items accounting for the difference between income taxes at the effective statutory rate and the provision for income taxes for the fiscal years ended September 30, 2022 and 2021 are as follow:

	Years Ended September 30,
	2022	2021
Income tax benefit at U.S. statutory rate of 21%	$(2,675,812)	$(1,149,047)
Income tax benefit – state	(589,953)	(253,337)
Non-deductible expenses	1,543,675	(52,467)
Change in valuation allowance	1,722,090	1,454,851
Total provision for income tax	$—	$—

The Company’s approximate net deferred tax asset as of September 30, 2022 and 2021 was as follow:

	Years Ended September 30,
	2022	2021
Net operating loss carry-forwards	$12,967,136	$11,245,046
Total deferred tax asset	12,967,136	11,245,046
Less: valuation allowance	(12,967,136)	(11,245,046)
Net deferred tax asset	$—	$—

The gross operating loss carry forward available to the Company was $50,593,585 on September 30, 2022. The Company provided a full valuation allowance equal to the net deferred income tax asset as of September 30, 2022 and 2021 because it was not known whether future taxable income will be sufficient to utilize the loss carry-forwards. Additionally, the future utilization of the net operating loss carry-forwards to offset future taxable income is subject to annual limitations as a result of ownership or business changes that occurred prior to fiscal year 2022 and may occur in the future. The Company has not conducted a study to determine the limitations on the utilization of these net operating loss carry-forwards.

The increase in the valuation allowance was $1,722,090 in fiscal year 2022 and total net tax effected loss carry-forwards on September 30, 2022 was $12,967,136. The potential tax benefit arising from the loss carry-forward of approximately $8,050,201 accumulated through September 30, 2017, will expire in 2037. The potential tax benefit arising from the net operating loss carry-forward of $4,916,935 occurred after the effective date of the current tax act and can be carried forward indefinitely within the annual usage limitations.

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2022 AND 2021